Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Net Loss Per Share Tables
Potentially dilutive securities
	As of June 30,
	2016	2015
Stock options	4,679,092	2,843,041
Restricted stock awards	1,573,898	2,180,850
Preferred stock	20,662,200	23,148,000
Common stock warrants	8,876,336	5,959,668
Total	35,791,526	34,131,559

	Years Ended December 31,
	2015	2014
Stock options	3,243,041	44,615
MabVax Series A redeemable convertible preferred stock	—	137,607
MabVax Series B redeemable convertible preferred stock	—	156,247
MabVax Series C-1 redeemable convertible preferred stock	—	412,444
Series B redeemable convertible preferred stock	—	102,895
Series A-1 preferred stock	—	742,658
Series C preferred stock	—	47,023
Series D preferred stock	19,149,100	—
Series E preferred stock	3,333,300	—
Unvested restricted stock	2,300,850	—
Warrants to purchase common stock	7,209,668	—
Total	35,235,959	1,643,489